Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table sets forth additional compensation information of our Chief Executive Officer (CEO) and our other NEOs along with our total shareholder return, the total shareholder return of the peer group identified below, our net income, and revenue, our company selected measure, for our fiscal years ending in 2021, 2022, 2023, 2024 and 2025:

							Value of Initial Fixed $100 Investment Based On:		(in thousands)
Year (1)	Summary Compensation Table Total for CEO#1	Compensation Actually Paid to CEO#1 (2)(3)	Summary Compensation Table Total for CEO#2	Compensation Actually Paid to CEO#2 (2)(3)	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs (2)(3)	Total Shareholder Return (9)	Peer Group Total Shareholder Return (9)	Net income	Revenue
2025	7,266,354	(4,937,225) (4)			1,645,069	912,048 (4)	169.73	173.90	241,139	6,364,245
2024	11,013,860	25,820,865 (5)			2,421,701	3,855,899 (5)	253.36	164.54	235,053	6,750,576
2023	18,596,895	25,548,246 (6)			2,160,582	3,296,957 (6)	172.23	143.67	161,149	5,442,749
2022	6,973,806	10,626,325 (7)			1,945,846	3,331,189 (7)	127.03	123.67	96,664	4,195,272
2021	5,348,118	4,077,659 (8)	7,119,599	3,822,001 (8)	1,498,734	864,158 (8)	92.42	120.58	64,072	3,660,771

(1)
NEOs included in the above compensation columns reflect the following:

Year	CEO#1	CEO#2	Other NEOs
2025	Carey A. Smith		Susan M. Balaguer, Michael R. Kolloway and Matthew Ofilos
2024	Carey A. Smith		Susan M. Balaguer, Michael R. Kolloway and Matthew Ofilos
2023	Carey A. Smith		Susan M. Balaguer, Michael R. Kolloway and Matthew Ofilos
2022	Carey A. Smith		Susan M. Balaguer, George L. Ball, Charles L. Harrington, Michael R. Kolloway and Matthew Ofilos
2021	Carey A. Smith	Charles L. Harrington	George L. Ball, Debra A. Fiori and Michael R. Kolloway
(2)
Fair value or change in fair value, as applicable, of equity awards in the Compensation "Actually Paid" columns was determined by reference to (1) for RSU awards (excluding Total Shareholder Return “TSR” awards and other performance-based awards), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price, (2) for performance-based RSU awards (excluding TSR Awards), the same valuation methodology as RSU awards above except year-end values are multiplied times the probability of achievement as of each such date (3) for TSR-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable valuation date(s).
(3)
For the portion of “Actually Paid” compensation that is based on year-end stock prices, the following prices were used: December 31, 2025 $61.80 (33.0% decrease from prior year), December 31, 2024 $92.25 (47.1% increase from prior year), December 31, 2023 $62.71 (35.6% increase from prior year), December 31, 2022 $46.25 (37.4% increase from prior year), December 31, 2021 $33.65 (7.58% reduction from prior year).
(4)
For fiscal year 2025, the Company updated the methodology used to calculate “Compensation Actually Paid” in the Pay Versus Performance table. This update does not change the compensation actually granted to or earned by our named executive officers. 2025 Compensation "Actually Paid" to CEO#1 of ($4,937,225) and the average Compensation "Actually Paid" to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs
Total Reported in 2025 Summary Compensation Table (SCT)	7,266,354	1,645,069
Less, value of Stock Awards reported in SCT	(4,459,883)	(587,059)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	5,001,060	658,295
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(10,272,217)	(325,166)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(2,472,539)	(479,091)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	(12,203,579)	(733,021)
Compensation "Actually Paid" for Fiscal Year 2025	(4,937,225)	912,048
(5)
2024 Compensation "Actually Paid" to CEO#1 of $25,820,865 and the average Compensation "Actually Paid" to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs
Total Reported in 2024 Summary Compensation Table (SCT)	11,013,860	2,421,701
Less, value of Stock Awards reported in SCT	(7,532,264)	(1,065,722)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	8,815,250	1,247,247
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	12,111,084	1,124,216
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	1,412,935	128,456
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	14,807,005	1,434,198
Compensation "Actually Paid" for Fiscal Year 2024	25,820,865	3,855,899
(6)
2023 Compensation "Actually Paid" to CEO#1 of $25,548,246 and the average Compensation "Actually Paid" to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs
Total Reported in 2023 Summary Compensation Table (SCT)	18,596,895	2,160,582
Less, value of Stock Awards reported in SCT	(15,215,909)	(872,752)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	17,670,848	1,255,989
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	4,516,447	731,953
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(20,035)	21,186
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	6,951,351	1,136,375
Compensation "Actually Paid" for Fiscal Year 2023	25,548,246	3,296,957
(7)
2022 Compensation “Actually Paid” to CEO#1 of $10,626,325 and the average Compensation “Actually Paid” to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs
Total Reported in 2022 Summary Compensation Table (SCT)	6,973,806	1,945,846
Less, value of Stock Awards reported in SCT	(4,730,700)	(990,085)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	6,577,029	1,239,181
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	1,736,210	570,784
Plus, FMV of Awards Granted this Year and that Vested this Year	—	326,744
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	69,980	238,720
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	3,652,519	1,385,343
Compensation "Actually Paid" for Fiscal Year 2022	10,626,325	3,331,189

(8)
2021 Compensation “Actually Paid” to CEO#1 of $4,077,659, CEO#2 of $3,822,001 and the average Compensation “Actually Paid” to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	CEO#2	Average Other NEOs
Total Reported in 2021 Summary Compensation Table (SCT)	5,348,118	7,119,599	1,498,734
Less, value of Stock Awards reported in SCT	(3,895,113)	(5,382,006)	(829,496)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,339,277	4,853,848	748,094
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(618,697)	(2,264,902)	(215,544)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(95,926)	(504,539)	(337,629)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—	—
Total Adjustments	(1,270,459)	(3,297,598)	(634,576)
Compensation "Actually Paid" for Fiscal Year 2021	4,077,659	3,822,001	864,158

(9)
Company and peer group TSR reflects the Company’s Compensation Peer Group as approved in each year and reflected in the Compensation Discussion & Analysis of each of our 2021, 2022, 2023, 2024, 2025 and 2026 Annual Proxy Statements, respectively. The TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested into the peer group for that applicable year on December 31, 2020.

The only changes to the peer group in 2023 relative to 2022 was the removal of Maxar Technologies Inc and ManTech International Corporation as a result of their acquisitions. In 2022, the only change to the peer group relative to 2021 was the removal of Cubic Corporation as a result of its acquisition. 3-year TSR for the peer group approved in 2021, assuming a $100 initial investment on 12/31/2019, would have been $141.75.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
NEOs included in the above compensation columns reflect the following:

Year	CEO#1	CEO#2	Other NEOs
2025	Carey A. Smith		Susan M. Balaguer, Michael R. Kolloway and Matthew Ofilos
2024	Carey A. Smith		Susan M. Balaguer, Michael R. Kolloway and Matthew Ofilos
2023	Carey A. Smith		Susan M. Balaguer, Michael R. Kolloway and Matthew Ofilos
2022	Carey A. Smith		Susan M. Balaguer, George L. Ball, Charles L. Harrington, Michael R. Kolloway and Matthew Ofilos
2021	Carey A. Smith	Charles L. Harrington	George L. Ball, Debra A. Fiori and Michael R. Kolloway

Peer Group Issuers, Footnote
(9)
Company and peer group TSR reflects the Company’s Compensation Peer Group as approved in each year and reflected in the Compensation Discussion & Analysis of each of our 2021, 2022, 2023, 2024, 2025 and 2026 Annual Proxy Statements, respectively. The TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested into the peer group for that applicable year on December 31, 2020.

The only changes to the peer group in 2023 relative to 2022 was the removal of Maxar Technologies Inc and ManTech International Corporation as a result of their acquisitions. In 2022, the only change to the peer group relative to 2021 was the removal of Cubic Corporation as a result of its acquisition. 3-year TSR for the peer group approved in 2021, assuming a $100 initial investment on 12/31/2019, would have been $141.75.

Adjustment To PEO Compensation, Footnote
(4)
For fiscal year 2025, the Company updated the methodology used to calculate “Compensation Actually Paid” in the Pay Versus Performance table. This update does not change the compensation actually granted to or earned by our named executive officers. 2025 Compensation "Actually Paid" to CEO#1 of ($4,937,225) and the average Compensation "Actually Paid" to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs
Total Reported in 2025 Summary Compensation Table (SCT)	7,266,354	1,645,069
Less, value of Stock Awards reported in SCT	(4,459,883)	(587,059)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	5,001,060	658,295
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(10,272,217)	(325,166)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(2,472,539)	(479,091)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	(12,203,579)	(733,021)
Compensation "Actually Paid" for Fiscal Year 2025	(4,937,225)	912,048
(5)
2024 Compensation "Actually Paid" to CEO#1 of $25,820,865 and the average Compensation "Actually Paid" to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs
Total Reported in 2024 Summary Compensation Table (SCT)	11,013,860	2,421,701
Less, value of Stock Awards reported in SCT	(7,532,264)	(1,065,722)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	8,815,250	1,247,247
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	12,111,084	1,124,216
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	1,412,935	128,456
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	14,807,005	1,434,198
Compensation "Actually Paid" for Fiscal Year 2024	25,820,865	3,855,899
(6)
2023 Compensation "Actually Paid" to CEO#1 of $25,548,246 and the average Compensation "Actually Paid" to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs
Total Reported in 2023 Summary Compensation Table (SCT)	18,596,895	2,160,582
Less, value of Stock Awards reported in SCT	(15,215,909)	(872,752)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	17,670,848	1,255,989
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	4,516,447	731,953
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(20,035)	21,186
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	6,951,351	1,136,375
Compensation "Actually Paid" for Fiscal Year 2023	25,548,246	3,296,957
(7)
2022 Compensation “Actually Paid” to CEO#1 of $10,626,325 and the average Compensation “Actually Paid” to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs
Total Reported in 2022 Summary Compensation Table (SCT)	6,973,806	1,945,846
Less, value of Stock Awards reported in SCT	(4,730,700)	(990,085)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	6,577,029	1,239,181
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	1,736,210	570,784
Plus, FMV of Awards Granted this Year and that Vested this Year	—	326,744
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	69,980	238,720
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	3,652,519	1,385,343
Compensation "Actually Paid" for Fiscal Year 2022	10,626,325	3,331,189

(8)
2021 Compensation “Actually Paid” to CEO#1 of $4,077,659, CEO#2 of $3,822,001 and the average Compensation “Actually Paid” to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	CEO#2	Average Other NEOs
Total Reported in 2021 Summary Compensation Table (SCT)	5,348,118	7,119,599	1,498,734
Less, value of Stock Awards reported in SCT	(3,895,113)	(5,382,006)	(829,496)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,339,277	4,853,848	748,094
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(618,697)	(2,264,902)	(215,544)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(95,926)	(504,539)	(337,629)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—	—
Total Adjustments	(1,270,459)	(3,297,598)	(634,576)
Compensation "Actually Paid" for Fiscal Year 2021	4,077,659	3,822,001	864,158

Non-PEO NEO Average Total Compensation Amount	$ 1,645,069	$ 2,421,701	$ 2,160,582	$ 1,945,846	$ 1,498,734
Non-PEO NEO Average Compensation Actually Paid Amount	$ 912,048	3,855,899	3,296,957	3,331,189	864,158
Adjustment to Non-PEO NEO Compensation Footnote
(4)
For fiscal year 2025, the Company updated the methodology used to calculate “Compensation Actually Paid” in the Pay Versus Performance table. This update does not change the compensation actually granted to or earned by our named executive officers. 2025 Compensation "Actually Paid" to CEO#1 of ($4,937,225) and the average Compensation "Actually Paid" to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs
Total Reported in 2025 Summary Compensation Table (SCT)	7,266,354	1,645,069
Less, value of Stock Awards reported in SCT	(4,459,883)	(587,059)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	5,001,060	658,295
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(10,272,217)	(325,166)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(2,472,539)	(479,091)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	(12,203,579)	(733,021)
Compensation "Actually Paid" for Fiscal Year 2025	(4,937,225)	912,048
(5)
2024 Compensation "Actually Paid" to CEO#1 of $25,820,865 and the average Compensation "Actually Paid" to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs
Total Reported in 2024 Summary Compensation Table (SCT)	11,013,860	2,421,701
Less, value of Stock Awards reported in SCT	(7,532,264)	(1,065,722)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	8,815,250	1,247,247
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	12,111,084	1,124,216
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	1,412,935	128,456
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	14,807,005	1,434,198
Compensation "Actually Paid" for Fiscal Year 2024	25,820,865	3,855,899
(6)
2023 Compensation "Actually Paid" to CEO#1 of $25,548,246 and the average Compensation "Actually Paid" to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs
Total Reported in 2023 Summary Compensation Table (SCT)	18,596,895	2,160,582
Less, value of Stock Awards reported in SCT	(15,215,909)	(872,752)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	17,670,848	1,255,989
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	4,516,447	731,953
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(20,035)	21,186
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	6,951,351	1,136,375
Compensation "Actually Paid" for Fiscal Year 2023	25,548,246	3,296,957
(7)
2022 Compensation “Actually Paid” to CEO#1 of $10,626,325 and the average Compensation “Actually Paid” to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs
Total Reported in 2022 Summary Compensation Table (SCT)	6,973,806	1,945,846
Less, value of Stock Awards reported in SCT	(4,730,700)	(990,085)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	6,577,029	1,239,181
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	1,736,210	570,784
Plus, FMV of Awards Granted this Year and that Vested this Year	—	326,744
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	69,980	238,720
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	3,652,519	1,385,343
Compensation "Actually Paid" for Fiscal Year 2022	10,626,325	3,331,189

(8)
2021 Compensation “Actually Paid” to CEO#1 of $4,077,659, CEO#2 of $3,822,001 and the average Compensation “Actually Paid” to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	CEO#2	Average Other NEOs
Total Reported in 2021 Summary Compensation Table (SCT)	5,348,118	7,119,599	1,498,734
Less, value of Stock Awards reported in SCT	(3,895,113)	(5,382,006)	(829,496)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,339,277	4,853,848	748,094
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(618,697)	(2,264,902)	(215,544)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(95,926)	(504,539)	(337,629)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—	—
Total Adjustments	(1,270,459)	(3,297,598)	(634,576)
Compensation "Actually Paid" for Fiscal Year 2021	4,077,659	3,822,001	864,158

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation “Actually Paid” to our CEO and the Average of the Compensation “Actually Paid” to the Other NEOs and the Company’s Cumulative TSR.

For 2021, the Compensation “Actually Paid” to CEO #2 (Mr. Harrington) was 46% lower than Summary Compensation Table pay, while our TSR in each year was -8%. The average of the Compensation “Actually Paid” to the Other NEOs in 2021 was 42% lower than the average Summary Compensation Table value. For 2022, 2023 and 2024, the Compensation “Actually Paid” to CEO #1 (Ms. Smith) increased by 52%, 37% and 134% relative to Summary Compensation Table pay, while our TSR in each year was +37%, +36% and +47%. Average Compensation “Actually Paid” to our NEOs was 71%, 53% and 59% higher than the average Summary Compensation Table value in 2022, 2023 and 2024. For 2025, the Compensation "Actually Paid" to CEO #1 was 168% lower than the Summary Compensation Table pay, while our TSR was -33%. The average of the Compensation "Actually Paid" to the Other NEOs in 2025 was 45% lower than the Summary Compensation Table average value.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation “Actually Paid” to our CEO and the Average of the Compensation “Actually Paid” to the Other NEOs and the Company’s Net Income. For 2021, the Compensation “Actually Paid” to CEO #2 (Mr. Harrington) was 46% lower than Summary Compensation Table pay, while our net income growth in each year was -35%. The average of the Compensation “Actually Paid” to the Other NEOs in 2021 was 42% lower than the average Summary Compensation Table value. For 2022, 2023 and 2024, our Compensation “Actually Paid” to CEO #1 (Ms. Smith) increased by 52%, 37% and 134% relative to Summary Compensation Table pay, alongside an increase in net income of 51%, 67% and 46%. Average Compensation “Actually Paid” to our NEOs was 71%, 53% and 59% higher than the average Summary Compensation Table value in 2022, 2023 and 2024. For 2025, the Compensation "Actually Paid" to CEO #1 was 168% lower than the Summary Compensation Table pay, while our net income growth was 3%. The average of the Compensation "Actually Paid" to the Other NEOs in 2025 was 45% lower than the Summary Compensation Table average value.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation “Actually Paid” to our CEO and the Average of the Compensation “Actually Paid” to the Other NEOs and the Company’s Revenue. For 2021, the Compensation “Actually Paid” to CEO #2 (Mr. Harrington) was 46% lower than Summary Compensation Table pay, while our revenue growth in each year was -7%. The average of the Compensation “Actually Paid” to the Other NEOs in 2021 was 42% lower than the average Summary Compensation Table value. For 2022, 2023 and 2024, our Compensation “Actually Paid” to CEO #1 (Ms. Smith) increased by 52%, 37% and 134% relative to Summary Compensation Table pay, alongside an increase in revenue of 15%, 30% and 24%. Average Compensation “Actually Paid” to our NEOs was 71%, 53% and 59% higher than the average Summary Compensation Table value in 2022, 2023 and 2024. For 2025, the Compensation "Actually Paid" to CEO #1 was 168% lower than the Summary Compensation Table pay, while our revenue growth was -6%. The average of the Compensation "Actually Paid" to the Other NEOs in 2025 was 45% lower than the Summary Compensation Table average value.

Tabular List, Table

Performance Measures

The following performance measures reflect the Company’s most important performance measures in effect for 2025, as further described and defined in the Compensation Discussion and Analysis under How We Performed in Fiscal 2025, Annual Cash Incentives and Long-Term Incentives.

Revenue: Revenue as reported in financial statements, which excludes equity in earnings from unconsolidated joint ventures and bad debt expense.

Adjusted EBITDA: Earnings attributable to Parsons Corporation, adjusted to include earnings attributable to noncontrolling interests and to exclude interest expense (net of interest income), provision for income taxes, depreciation and amortization and certain other items that are not considered in the evaluation of ongoing operating performance. These other items include earnings attributable to noncontrolling interests, asset impairment charges, income and expense recognized on litigation matters, expenses incurred in connection with acquisitions and other non-recurring transaction costs and expenses related to restructuring.

Awards: Awards booked into backlog generally represent the amount of revenue, excluding equity in earnings, expected to be earned in the future from funded and unfunded contract awards received during the period. Contract awards include both new and re-compete contracts and task orders.

Cash Flow: Represents cash flow from operating activities as presented in the financial statements.

Total Shareholder Return Amount	$ 169.73	253.36	172.23	127.03	92.42
Peer Group Total Shareholder Return Amount	173.9	164.54	143.67	123.67	120.58
Net Income (Loss)	$ 241,139,000	$ 235,053,000	$ 161,149,000	$ 96,664,000	$ 64,072,000
Company Selected Measure Amount	6,364,245,000	6,750,576,000	5,442,749,000	4,195,272,000	3,660,771,000
Stock Price | $ / shares	$ 61.8	$ 92.25	$ 62.71	$ 46.25	$ 33.65
Change In Share Price Percentage	33.00%	47.10%	35.60%	37.40%	(7.58%)
Total Shareholder Return Percentage	(33.00%)	47.00%	36.00%	37.00%	(8.00%)
Net Income Growth Rate	3.00%	46.00%	67.00%	51.00%	(35.00%)
Nonpeo Neo Average Compensation Actually Paid Net Income	45.00%	59.00%	53.00%	71.00%	42.00%
Revenue Growth Rate	(6.00%)	24.00%	30.00%	15.00%	(7.00%)
Nonpeo Neo Average Compensation Actually Paid Revenue	45.00%	59.00%	53.00%	71.00%	42.00%
Estimated Peer Group Shareholder Return Base On Three Year Criteria			$ 141.75
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Awards
Measure:: 4
Pay vs Performance Disclosure
Name	Cash Flow
Carey A Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,266,354	$ 11,013,860	18,596,895	$ 6,973,806	$ 5,348,118
PEO Actually Paid Compensation Amount	$ (4,937,225)	$ 25,820,865	$ 25,548,246	$ 10,626,325	$ 4,077,659
PEO Name	Carey A. Smith	Carey A. Smith	Carey A. Smith	Carey A. Smith	Carey A. Smith
Peo Compensation Actually Paid	168.00%	134.00%	37.00%	52.00%
Peo Actually Paid Compensation	45.00%	59.00%	53.00%	71.00%
Peo Compensation Actually Paid Net Income	168.00%	134.00%	37.00%	52.00%
PeoCompensation Actually Paid Revenue	168.00%	134.00%	37.00%	52.00%
Charles L Harrington [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 7,119,599
PEO Actually Paid Compensation Amount					$ 3,822,001
PEO Name					Charles L. Harrington
Peo Compensation Actually Paid					46.00%
Peo Actually Paid Compensation					42.00%
Peo Compensation Actually Paid Net Income					46.00%
PeoCompensation Actually Paid Revenue					46.00%
PEO | Carey A Smith [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,203,579)	$ 14,807,005	$ 6,951,351	$ 3,652,519	$ (1,270,459)
PEO | Carey A Smith [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,459,883)	(7,532,264)	(15,215,909)	(4,730,700)	(3,895,113)
PEO | Carey A Smith [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,001,060	8,815,250	17,670,848	6,577,029	3,339,277
PEO | Carey A Smith [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,272,217)	12,111,084	4,516,447	1,736,210	(618,697)
PEO | Carey A Smith [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,472,539)	1,412,935	(20,035)	69,980	(95,926)
PEO | Charles L Harrington [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,297,598)
PEO | Charles L Harrington [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,382,006)
PEO | Charles L Harrington [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,853,848
PEO | Charles L Harrington [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,264,902)
PEO | Charles L Harrington [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(504,539)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(733,021)	1,434,198	1,136,375	1,385,343	(634,576)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(587,059)	(1,065,722)	(872,752)	(990,085)	(829,496)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	658,295	1,247,247	1,255,989	1,239,181	748,094
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(325,166)	1,124,216	731,953	570,784	(215,544)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				326,744
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (479,091)	$ 128,456	$ 21,186	$ 238,720	$ (337,629)